Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended			7 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Operating activities
Net (loss) income	$ (192,898)	$ (135,455)	$ (20,953)	$ (5,573)	$ 228,497	$ (61,972)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,875	3,718	3,213	5,640	586	216
Impairment loss on real estate assets	128,314	111,860	45,269			24,896
Equity in (income) loss of unconsolidated joint ventures	(3,605)	(916)	420			(3,605)
Reorganization items:
Cancellation of debt					(298,831)
Plan implementation and fresh start adjustments					49,302
Write off of deferred loan costs					8,258
Gain on extinguishment of debt		(5,572)	(78,144)	(975)
Accrued professional fees	1,000
Loss on sale of fixed asset	83	122	3,009
Provision (benefit) for income taxes	10	(412)	(101,908)	11		10
Net changes in operating assets and liabilities:
Restricted cash	(211)	3,711	727	(35)		139
Receivables	4,767	(2,205)	19,879	(1,514)	941	(53)
Income tax refunds receivable		107,401	41,615
Other assets	(4,422)	15,898	(7,658)	616	206	(3,922)
Accounts payable	(1,522)	(4,142)	(5,285)	1,487	4,618	2,808
Accrued expenses	7,807	(3,572)	(17,693)	6,526	(3,851)	(2,069)
Liability from real estate inventories not owned				(1,250)	(1,250)
Net cash (used in) provided by operating activities	(38,651)	24,119	12,927	55,989	(17,321)	(38,980)
Investing activities
Net proceeds from sale of fixed asset			2,063
Investment in and advances to unconsolidated joint ventures		(194)	(194)
Distributions from unconsolidated joint ventures	1,435	4,183	840			1,435
Purchases of property and equipment	(128)	(64)	(23)	(53)		(80)
Net cash (used in) provided by investing activities	1,307	3,925	2,686	(53)		1,355
Financing activities
Proceeds from borrowings on notes payable, net		7,087	113,467
Principal payments on notes payable	(11,532)	(52,797)	(187,718)	(62,557)	(616)	(10,105)
Proceeds from reorganization					30,971
Net proceeds from Senior Secured Term Loan			193,904
Proceeds from issuance of preferred stock					50,000
Net cash paid for repurchase of Senior Notes		(31,268)	(76,991)
Proceeds from debtor in possession financing					5,000
Noncontrolling interest (distributions) contributions, net	(2,349)	2,633	(7,705)
Principal payment of debtor in possession financing					(5,000)
Payment of deferred loan costs					(2,491)	2,689
Payment of preferred stock dividends				(1,114)
Noncontrolling interest contributions (distributions), net				1,648	(72)	(1,387)
Advances to affiliates
Intercompany receivables/payables
Net cash (used in) provided by financing activities	(13,881)	(74,345)	34,957	(62,023)	77,792	(8,803)
Net (decrease) increase in cash and cash equivalents	(51,225)	(46,301)	50,570	(6,087)	60,471	(46,428)
Cash and cash equivalents -beginning of period	71,286	117,587	67,017	80,532	20,061	71,286
Cash and cash equivalents - end of period	20,061	71,286	117,587	74,445	80,532	24,858
Cash paid for professional fees relating to the reorganization	20,182
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock related to land acquisition				10,500
Land contributed in lieu of cash for common stock					4,029
Distributions of real estate from unconsolidated joint ventures	800	4,183	840			800
Preferred stock dividends, accrued				684
Accretion of payable in kind interest on Senior Subordinated Secured Notes				916
Net change in real estate inventories - not owned and liabilities from inventories not owned	7,862	10,652	24,809			7,862
Note payable issued in conjunction with land acquisition	55,000					55,000
Decrease in real estate inventories owned and related notes payable in variable interest entity			56,151
Issuance of note receivable related to sale of aircraft			6,188
Net (decrease) increase in real estate inventories-not owned and non-controlling interest			$ 27,684